SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - ILS (₪) ₪ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Convenience translation into U.S. Dollars				(USD 1 = NIS 3.456)
Adjustment recognized in profit or loss interest expense
Additional extended license term				6 years
Effect of the change in accounting estimate on amortization	₪ 15
Vehicles [Member]
Disclosure of detailed information about intangible assets [line items]
Amortized period				2 years
Bottom of range [Member]
Disclosure of detailed information about intangible assets [line items]
Additional extended license term				6 years
Top of range [Member]
Disclosure of detailed information about intangible assets [line items]
Additional extended license term				10 years
Cell sites [member]
Disclosure of detailed information about intangible assets [line items]
Amortized period				4 years 6 months
Nonadjusting Events [Member]
Disclosure of detailed information about intangible assets [line items]
Effect of the change in accounting estimate on amortization		₪ 60	₪ 60
Customer relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets				5 TO 10 YEARS
Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets				3 TO 10 YEARS
Costs to obtain contracts with customers [member]
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets				MAINLY OVER 2-3 YEARS
Buildings [Member]
Disclosure of detailed information about intangible assets [line items]
Amortized period				6 years